Quarterly Report
March 31, 2023
MFS®  Total Return Bond Series
MFS® Variable Insurance Trust
VFB-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.6%
Aerospace & Defense – 1.1%
Boeing Co., 2.196%, 2/04/2026	$6,236,000	$5,785,997
Boeing Co., 5.15%, 5/01/2030	1,704,000	1,714,654
Boeing Co., 5.705%, 5/01/2040	1,595,000	1,613,513
Boeing Co., 5.805%, 5/01/2050	3,159,000	3,180,061
TransDigm, Inc., 4.625%, 1/15/2029	5,158,000	4,585,462
		$16,879,687
Asset-Backed & Securitized – 18.0%
ACREC 2021-FL1 Ltd., “C”, FLR, 6.858% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	$2,546,000	$2,344,434
ACREC 2021-FL1 Ltd., “D”, FLR, 7.358% (LIBOR - 1mo. + 2.65%), 10/16/2036 (n)	3,070,500	2,796,733
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 7.358% (LIBOR - 1mo. + 2.65%), 1/15/2037 (n)	3,129,000	2,967,480
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 6.415% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	5,554,267	5,470,475
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 6.391% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	928,836	920,958
Arbor Realty Trust, Inc., CLO, 2019-FL2, “B”, FLR, 6.691% (LIBOR - 1mo. + 1.75%), 9/15/2034 (n)	784,500	774,287
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 6.991% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	3,529,000	3,437,430
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.806% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	905,000	840,604
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 7.756% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	831,500	779,381
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 6.284% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	1,152,500	1,110,146
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.534% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	1,740,000	1,603,327
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 6.884% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	964,500	884,051
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.984% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	3,443,500	3,263,170
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.558% (SOFR - 30 day + 3%), 1/15/2037 (n)	9,290,000	8,460,437
AREIT 2019-CRE3 Trust, “A”, FLR, 6.043% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	51,299	50,842
AREIT 2019-CRE3 Trust, “B”, FLR, 6.323% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	2,569,500	2,411,203
AREIT 2019-CRE3 Trust, “C”, FLR, 6.673% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	2,242,500	2,034,726
AREIT 2019-CRE3 Trust, “D”, FLR, 7.423% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,849,000	1,638,504
AREIT 2022-CRE6 Trust, “B”, FLR, 6.409% (SOFR - 30 day + 1.85%), 1/16/2037 (n)	1,126,000	1,069,921
AREIT 2022-CRE6 Trust, “C”, FLR, 6.709% (SOFR - 30 day + 2.15%), 1/16/2037 (n)	2,322,000	2,150,539
AREIT 2022-CRE6 Trust, “D”, FLR, 7.409% (SOFR - 30 day + 2.85%), 1/16/2037 (n)	987,000	883,578
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(z)	64,941	7
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.43% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	26,031	33,125
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	2,432,281
BDS 2019-FL4 Ltd., “A”, FLR, 5.808% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	96,777	96,568
BDS 2021-FL7 Ltd., “B”, FLR, 6.261% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	1,259,500	1,208,062
Bear Stearns Cos., Inc., “A2”, FLR, 5.745% (LIBOR - 1mo. + 0.45%), 12/25/2042	6,558	6,555
Brazos Securitization LLC, 5.413%, 9/01/2052 (n)	3,427,000	3,566,350
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 6.484% (LIBOR - 1mo. + 1.8%), 10/15/2036 (n)	4,380,500	4,091,606
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 6.684% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	3,295,000	3,227,799
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 6.284% (LIBOR - 1mo. + 1.6%), 3/15/2036 (n)	3,669,500	3,381,514
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.734% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	1,288,000	1,203,333
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 6.984% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	836,500	780,599
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 7.434% (LIBOR - 1mo. + 2.75%), 12/15/2038 (n)	952,500	854,534
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	676,542	641,297
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	426,308	392,203
BXMT 2020-FL2 Ltd., “B”, FLR, 6.257% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	1,731,000	1,529,458
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	5,638,644
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,387,473	2,254,123
CHCP 2021-FL1 Ltd., “B”, FLR, 6.423% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	1,102,500	1,042,880
CHCP 2021-FL1 Ltd., “C”, FLR, 6.873% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	1,249,000	1,174,719
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,021,274
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,653,326
CLNC 2019-FL1 Ltd., “B”, FLR, 6.705% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	1,850,000	1,793,497
CLNC 2019-FL1 Ltd., “C”, FLR, 7.205% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	3,006,500	2,808,475
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	9,596,024
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	2,790,705
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	523,000	481,364

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	$2,695,346	$2,578,894
Cutwater 2014-1A Ltd., “BR”, FLR, 7.192% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	332,559	331,171
Cutwater 2015-1A Ltd., “BR”, FLR, 6.592% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	10,770,000	10,598,574
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	3,882,097	3,875,312
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	7,537,803
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 6.494% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	6,545,000	6,217,658
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	11,597,886
JPMorgan Chase Commercial Mortgage Securities Corp., 5.497%, 7/15/2042 (n)	12,732	10,305
JPMorgan Mortgage Trust, “A1”, 3.634%, 10/25/2033	48,466	42,558
LCCM 2021-FL2 Trust, “C”, FLR, 6.834% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	1,985,500	1,816,187
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 6.184% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	4,641,892	4,646,529
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.234% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	2,340,000	2,342,789
LoanCore 2018-CRE1 Ltd., “C”, FLR, 6.634% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	1,836,900	1,812,984
LoanCore 2018-CRE3 Ltd., “B”, FLR, 6.284% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	1,873,800	1,786,346
LoanCore 2019-CRE2 Ltd., “D”, FLR, 7.134% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,121,500	1,108,216
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 6.054% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,318,073	1,317,459
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.434% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	5,666,000	5,452,296
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.684% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	5,318,000	5,036,966
LoanCore 2021-CRE6 Ltd., “B”, FLR, 6.584% (LIBOR - 1mo. + 1.9%), 11/15/2038 (n)	9,970,000	9,291,532
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 6.814% (LIBOR - 3mo. + 2%), 7/27/2031 (n)	5,894,060	5,646,032
Madison Park Funding XLI Ltd., 2012-A, “B1R”, FLR, 6.165% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	7,430,000	7,291,423
Merrill Lynch Mortgage Investors, Inc., “A”, 4.12%, 5/25/2036	47,622	45,361
Merrill Lynch Mortgage Investors, Inc., “A5”, 3.465%, 4/25/2035	75,444	64,864
MF1 2020-FL4 Ltd., “AS”, FLR, 6.873% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	2,602,500	2,593,339
MF1 2021-FL5 Ltd., “C”, FLR, 6.473% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	2,589,000	2,415,234
MF1 2022-FL8 Ltd., “C”, FLR, 6.759% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,433,741	2,263,390
MF1 2022-FL8 Ltd., “D”, FLR, 7.209% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	1,407,473	1,288,783
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 6.642% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	7,481,614	7,102,079
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 6.565% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	5,000,000	4,826,955
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.165% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	5,744,568	5,404,495
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 6.025% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	3,930,000	3,878,839
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 6.575% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	3,453,628	3,391,794
Parallel 2015-1A Ltd., “C1R”, FLR, 6.557% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,680,000	1,661,505
Parallel 2015-1A Ltd., “C2R”, FLR, 6.557% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,810,000	1,782,917
PFP III 2021-7 Ltd., “B”, FLR, 6.127% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	935,953	876,996
PFP III 2021-7 Ltd., “C”, FLR, 6.377% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	1,640,418	1,501,906
PFP III 2021-8 Ltd., “D”, FLR, 6.877% (LIBOR - 1mo. + 2.15%), 8/09/2037 (n)	3,737,500	3,446,979
Preferred Term Securities XIX Ltd., CDO, FLR, 5.216% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	129,393	115,160
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 5.955% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	3,349,066	3,308,314
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 7.045% (LIBOR - 1mo. + 2.2%), 11/25/2036 (n)	1,340,000	1,252,362
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.795% (LIBOR - 1mo. + 2.95%), 11/25/2036 (n)	1,575,000	1,403,534
Residential Funding Mortgage Securities, Inc., FGIC, 4.156%, 12/25/2035	2,975	2,963
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	251,383	250,551
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	299,783	297,780
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 6.808% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)	2,027,000	1,847,063
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 6.508% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	1,391,000	1,320,557
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 6.758% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	2,632,000	2,445,450
TICP CLO 2018-IA Ltd., “A2”, FLR, 6.321% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	6,750,828	6,750,828
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	5,483,460
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 6.242% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	1,957,793	1,860,890
Voya CLO 2012-4A Ltd., “BR3”, FLR, 6.742% (LIBOR - 3mo. + 1.95%), 10/15/2030 (n)	828,265	762,719
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.092% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	1,187,823	1,062,103
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	12,258,123
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	3,660,213
		$278,558,974
Automotive – 0.1%
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	$2,118,000	$1,943,890

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 1.3%
Discovery, Inc., 4.65%, 5/15/2050	$4,028,000	$3,081,025
Prosus N.V., 3.68%, 1/21/2030 (n)	4,905,000	4,164,897
Warnermedia Holdings, Inc., 5.05%, 3/15/2042 (n)	5,334,000	4,461,541
Warnermedia Holdings, Inc., 5.141%, 3/15/2052 (n)	4,694,000	3,803,236
Warnermedia Holdings, Inc., 5.391%, 3/15/2062 (n)	1,915,000	1,547,927
WMG Acquisition Corp., 3%, 2/15/2031 (n)	3,382,000	2,827,420
		$19,886,046
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	$6,058,000	$5,134,155
LPL Holdings, Inc., 4%, 3/15/2029 (n)	4,555,000	4,099,500
Morgan Stanley Domestic Holdings, Inc., 3.8%, 8/24/2027	5,272,000	4,987,470
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	3,485,000	3,440,177
Raymond James Financial, Inc., 4.95%, 7/15/2046	4,683,000	4,251,391
		$21,912,693
Building – 0.7%
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$5,875,000	$5,111,250
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	2,760,000	2,218,169
Vulcan Materials Co., 3.5%, 6/01/2030	3,356,000	3,066,969
		$10,396,388
Business Services – 1.2%
Equinix, Inc., 2.15%, 7/15/2030	$4,789,000	$3,915,748
Fiserv, Inc., 3.5%, 7/01/2029	2,280,000	2,116,264
Fiserv, Inc., 5.6%, 3/02/2033	2,183,000	2,264,046
Global Payments, Inc., 2.9%, 5/15/2030	5,153,000	4,363,445
Global Payments, Inc., 2.9%, 11/15/2031	1,508,000	1,234,958
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	5,315,000	4,567,339
		$18,461,800
Cable TV – 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$6,587,000	$5,566,015
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	6,586,000	5,337,524
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	2,940,000	2,111,479
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	4,065,000	2,930,906
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	2,184,000	1,987,440
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	3,995,000	3,265,912
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,558,000	2,732,374
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	330,225
		$24,261,875
Chemicals – 0.2%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$3,100,000	$2,656,029
Computer Software – 0.7%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$7,950,000	$8,009,958
Oracle Corp., 6.15%, 11/09/2029	1,732,000	1,844,801
Oracle Corp., 4.9%, 2/06/2033	1,320,000	1,292,896
		$11,147,655
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$4,802,000	$4,659,373
Conglomerates – 1.0%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$1,627,000	$1,464,966
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	1,521,000	1,521,677
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	4,643,000	4,675,059
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	3,600,000	3,602,224

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	$4,993,000	$4,896,646
		$16,160,572
Consumer Products – 0.3%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029	$1,510,000	$1,393,075
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032	3,229,000	2,932,558
		$4,325,633
Consumer Services – 0.9%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$4,782,000	$3,891,472
Meituan, 3.05%, 10/28/2030	2,568,000	2,059,205
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	2,145,000	1,755,189
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	6,221,000	4,107,295
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	2,145,000	1,230,548
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	5,294,766	1,458,067
		$14,501,776
Containers – 0.2%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$3,086,000	$3,005,224
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$4,838,000	$4,032,958
Electronics – 0.9%
Broadcom, Inc., 4.15%, 11/15/2030	$2,376,000	$2,203,528
Broadcom, Inc., 3.469%, 4/15/2034 (n)	3,589,000	2,947,581
Broadcom, Inc., 3.137%, 11/15/2035 (n)	3,219,000	2,475,602
Broadcom, Inc., 3.187%, 11/15/2036 (n)	3,936,000	2,982,770
Broadcom, Inc., 4.926%, 5/15/2037 (n)	3,219,000	2,927,310
		$13,536,791
Emerging Market Quasi-Sovereign – 0.1%
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	$1,268,000	$1,043,984
Energy - Independent – 1.0%
Energean Israel Finance Ltd., 4.875%, 3/30/2026	$3,943,000	$3,647,275
EQT Corp., 3.9%, 10/01/2027	2,315,000	2,175,915
EQT Corp., 5%, 1/15/2029	1,294,000	1,226,937
EQT Corp., 3.625%, 5/15/2031 (n)	1,506,000	1,305,421
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	2,197,000	2,103,627
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	2,670,000	2,489,390
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	3,294,000	2,470,500
		$15,419,065
Energy - Integrated – 0.2%
Eni S.p.A., 4%, 9/12/2023 (n)	$2,526,000	$2,505,118
Financial Institutions – 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.5%, 9/15/2023	$4,803,000	$4,757,073
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	3,195,000	3,218,097
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	2,329,000	2,033,269
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	2,763,000	2,288,945
Air Lease Corp., 5.85%, 12/15/2027	3,066,000	3,082,260
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	5,681,000	5,623,950
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	4,592,000	4,467,926
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,890,000	2,568,849
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	1,779,000	1,672,750
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,615,000	2,182,657

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	$3,989,171	$3,599,589
		$35,495,365
Food & Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	$1,299,000	$1,363,891
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	4,965,000	4,739,788
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032	5,223,000	4,283,323
		$10,387,002
Gaming & Lodging – 0.2%
Marriott International, Inc., 3.5%, 10/15/2032	$3,330,000	$2,918,421
General Obligations - General Purpose – 0.0%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$610,000	$601,443
Healthcare Revenue - Hospitals – 0.1%
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	$1,295,000	$1,035,583
Insurance – 0.3%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$3,293,000	$2,849,564
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	442,000	363,438
Corebridge Financial, Inc., 4.4%, 4/05/2052 (n)	1,291,000	1,009,866
		$4,222,868
Insurance - Health – 0.3%
Humana, Inc., 5.875%, 3/01/2033	$4,453,000	$4,791,644
Humana, Inc., 5.5%, 3/15/2053	624,000	635,190
		$5,426,834
Insurance - Property & Casualty – 2.1%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$6,835,000	$6,623,513
American International Group, Inc., 3.9%, 4/01/2026	2,462,000	2,394,892
Aon Corp., 3.75%, 5/02/2029	7,982,000	7,627,842
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	1,429,000	1,007,920
Brown & Brown, Inc., 4.95%, 3/17/2052	3,943,000	3,369,773
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	5,692,000	5,546,197
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,060,000	891,509
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	2,374,000	2,333,283
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,900,000	2,196,500
		$31,991,429
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$2,687,000	$2,397,564
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$3,631,000	$3,587,823
CNH Industrial N.V., 3.85%, 11/15/2027	1,328,000	1,274,854
		$4,862,677
Major Banks – 8.4%
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	$8,192,000	$7,611,293
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	9,824,000	8,320,241
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	10,928,000	8,931,596
Bank of America Corp., 6.5% to 10/23/2024, FLR (LIBOR - 3mo. + 4.174%) to 10/29/2049	3,843,000	3,833,392
Bank of America Corp., 6.1%, 12/29/2049	6,096,000	5,976,092
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	3,924,000	3,530,619
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,191,000	3,077,847
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,776,000	3,027,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	$5,055,000	$4,283,778
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	5,453,000	5,414,888
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,000,000	5,148,880
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	6,176,000	4,592,095
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	2,447,000	1,990,796
JPMorgan Chase & Co., 3.509% to 1/23/2028, FLR (LIBOR - 3mo. + 0.945%) to 1/23/2029	2,290,000	2,142,649
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR (LIBOR - 3mo. + 1.12%) to 4/23/2029	11,383,000	10,877,595
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	2,576,000	2,488,589
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	4,435,000	3,833,665
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	6,741,000	5,588,928
Lloyds Bank PLC, 3.75%, 1/11/2027	2,765,000	2,584,507
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	8,031,000	6,563,672
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	6,985,000	5,721,890
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	769,000	796,537
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	9,717,000	7,917,916
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	1,311,000	1,254,837
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	7,084,000	4,914,519
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,524,000	4,326,160
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	4,514,000	3,825,335
Westpac Banking Corp., 2.894% to 2/04/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	2,633,000	2,469,110
		$131,045,171
Medical & Health Technology & Services – 2.1%
Adventist Health System/West, 5.43%, 3/01/2032	$4,476,000	$4,491,442
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	1,096,000	944,343
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	1,318,000	1,356,931
Alcon, Inc., 2.75%, 9/23/2026 (n)	593,000	555,668
DaVita, Inc., 4.625%, 6/01/2030 (n)	2,840,000	2,424,196
HCA, Inc., 5.25%, 6/15/2026	1,458,000	1,459,323
HCA, Inc., 4.125%, 6/15/2029	4,581,000	4,291,177
HCA, Inc., 4.375%, 3/15/2042 (n)	3,251,000	2,732,473
HCA, Inc., 4.625%, 3/15/2052 (n)	2,141,000	1,777,655
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,215,563
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	7,120,000	5,913,646
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	2,562,000	2,502,606
Tower Health, 4.451%, 2/01/2050	6,211,000	2,701,785
		$32,366,808
Metals & Mining – 1.4%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$2,504,000	$2,166,744
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	3,434,000	3,158,091
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	2,927,000	2,449,831
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	4,511,000	3,830,211
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	3,922,000	3,439,594
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	4,010,000	3,371,240
Novelis Corp., 3.25%, 11/15/2026 (n)	759,000	693,624
Novelis Corp., 3.875%, 8/15/2031 (n)	2,661,000	2,241,201
		$21,350,536
Midstream – 3.3%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$3,855,000	$3,181,082
Cheniere Energy Partners LP, 4.5%, 10/01/2029	2,483,000	2,306,734
Enbridge, Inc., 4.25%, 12/01/2026	4,734,000	4,650,241
Enbridge, Inc., 5.7%, 3/08/2033	1,601,000	1,665,270
Energy Transfer LP, 5.55%, 2/15/2028	1,261,000	1,280,489
Energy Transfer LP, 5.75%, 2/15/2033	3,863,000	3,956,407
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	3,350,000	3,895,210
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,040,000	2,102,019
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	2,612,000	2,419,170

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
MPLX LP, 4.95%, 3/14/2052	$6,323,000	$5,495,817
ONEOK, Inc., 5.2%, 7/15/2048	2,708,000	2,340,334
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	2,839,000	2,538,208
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	2,675,000	2,569,877
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,975,000	1,905,131
Targa Resources Corp., 4.2%, 2/01/2033	930,000	836,713
Targa Resources Corp., 6.125%, 3/15/2033	4,345,000	4,499,311
Targa Resources Corp., 4.95%, 4/15/2052	1,533,000	1,271,853
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	4,349,000	4,381,618
		$51,295,484
Miscellaneous Revenue - Other – 0.4%
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	$7,272,000	$6,166,851
Mortgage-Backed – 21.7%
Fannie Mae, 5.5%, 6/01/2023 - 4/01/2040	$3,634,268	$3,748,682
Fannie Mae, 5%, 7/01/2023 - 3/01/2042	2,531,331	2,583,548
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	8,225,218	8,245,077
Fannie Mae, 3.5%, 3/01/2026 - 7/01/2046	6,633,036	6,314,865
Fannie Mae, 3.95%, 1/01/2027	316,335	314,018
Fannie Mae, 3%, 11/01/2028 - 8/01/2047	5,982,472	5,544,579
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	766,804	677,923
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	2,060	2,143
Fannie Mae, 3%, 2/25/2033 (i)	375,828	33,614
Fannie Mae, 6%, 10/01/2035 - 3/01/2039	926,030	961,329
Fannie Mae, 4%, 12/01/2039 - 1/01/2047	13,705,133	13,402,423
Fannie Mae, 3.25%, 5/25/2040	135,519	127,432
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	282,705	257,942
Fannie Mae, 4%, 7/25/2046 (i)	395,364	74,471
Fannie Mae, 3.5%, 12/01/2046 (f)	1,368,556	1,295,931
Fannie Mae, UMBS, 2.5%, 11/01/2036 - 9/01/2052	48,942,556	42,697,764
Fannie Mae, UMBS, 2%, 5/01/2037 - 3/01/2052	35,278,171	30,057,235
Fannie Mae, UMBS, 3%, 9/01/2037 - 10/01/2052	14,535,671	13,263,860
Fannie Mae, UMBS, 1.5%, 2/01/2042	177,433	145,579
Fannie Mae, UMBS, 3.5%, 5/01/2052	888,563	825,713
Fannie Mae, UMBS, 4.5%, 9/01/2052	821,275	811,242
Fannie Mae, UMBS, 5.5%, 1/01/2053 - 3/01/2053	6,989,491	7,059,770
Fannie Mae, UMBS, 6%, 2/01/2053	622,010	657,666
Federal Home Loan Bank, 5%, 7/01/2035	775,628	792,959
Freddie Mac, 3.531%, 7/25/2023	2,161,542	2,147,451
Freddie Mac, 2.67%, 12/25/2024	2,784,000	2,697,560
Freddie Mac, 2.811%, 1/25/2025	3,436,883	3,333,784
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,386,916	1,356,500
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	2,148,766	2,160,897
Freddie Mac, 3.3%, 10/25/2026	2,958,000	2,860,276
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	10,459,546	9,647,447
Freddie Mac, 1.091%, 7/25/2029 (i)	4,038,145	225,659
Freddie Mac, 1.143%, 8/25/2029 (i)	6,969,087	409,453
Freddie Mac, 1.868%, 4/25/2030 (i)	1,901,414	202,729
Freddie Mac, 5.5%, 5/01/2034 - 1/01/2038	165,915	171,253
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	47,387	48,870
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	792,240	810,282
Freddie Mac, 5.5%, 2/15/2036 (i)	74,729	11,993
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	11,563,372	10,982,061
Freddie Mac, 4.5%, 12/15/2040 (i)	56,603	4,897
Freddie Mac, 4%, 8/15/2044 (i)	79,032	8,750
Freddie Mac, 3.25%, 11/25/2061	793,608	713,942
Freddie Mac, UMBS, 2%, 4/01/2037 - 5/01/2052	49,408,780	41,377,782
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 9/01/2052	1,559,040	1,458,369

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 3%, 3/01/2047 - 6/01/2052	$2,762,596	$2,509,203
Freddie Mac, UMBS, 2.5%, 2/01/2051 - 9/01/2052	16,808,509	14,520,284
Freddie Mac, UMBS, 5%, 8/01/2052	695,560	694,255
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	938,055	972,588
Ginnie Mae, 4.5%, 10/20/2033 - 12/20/2052	14,012,024	13,899,542
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	87,049	90,579
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	9,432,299	9,108,784
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	6,174,818	5,887,573
Ginnie Mae, 3%, 11/20/2044 - 10/20/2052	15,780,015	14,498,878
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051	8,716,829	7,672,623
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	9,947,618	8,449,957
Ginnie Mae, TBA, 5.5%, 5/15/2048 - 4/20/2053	4,450,000	4,498,805
Ginnie Mae, TBA, 2.5%, 4/20/2053	4,075,000	3,586,000
Ginnie Mae, TBA, 3.5%, 4/20/2053	4,350,000	4,077,955
Ginnie Mae, TBA, 5%, 4/20/2053	12,125,000	12,140,156
Ginnie Mae, TBA, 6%, 4/20/2053	1,550,000	1,578,881
UMBS, TBA, 4%, 4/13/2053	1,400,000	1,338,974
UMBS, TBA, 5%, 4/13/2053	1,050,000	1,047,211
UMBS, TBA, 2%, 4/25/2053	7,725,000	6,385,888
UMBS, TBA, 4.5%, 4/25/2053	1,637,854	1,604,763
UMBS, TBA, 6%, 4/25/2053	1,575,000	1,607,546
		$336,696,165
Municipals – 1.1%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$8,850,000	$8,080,327
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	3,181,084
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	3,250,000	3,548,460
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.765%, 6/01/2040	2,195,000	2,530,993
		$17,340,864
Natural Gas - Distribution – 0.7%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,122,000	$8,381,021
NiSource, Inc., 3.6%, 5/01/2030	2,622,000	2,419,351
		$10,800,372
Network & Telecom – 0.1%
Verizon Communications, Inc., 4.272%, 1/15/2036	$2,647,000	$2,455,430
Oils – 0.1%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$2,507,000	$2,330,308
Other Banks & Diversified Financials – 2.0%
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)	$4,138,000	$3,509,396
Discover Financial Services, 6.7%, 11/29/2032	7,435,000	7,665,059
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	5,458,000	5,259,904
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	4,694,000	4,045,713
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	11,447,000	10,401,364
		$30,881,436
Real Estate - Office – 0.3%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$7,238,000	$5,159,882
Specialty Chemicals – 0.2%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$4,745,000	$3,807,838

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.5%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$3,801,000	$3,122,667
Penske Automotive Group Co., 3.75%, 6/15/2029	5,509,000	4,756,085
		$7,878,752
State & Local Agencies – 0.6%
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	$8,019,000	$8,752,991
Telecommunications - Wireless – 1.6%
American Tower Corp., REIT, 3.55%, 7/15/2027	$3,449,000	$3,250,497
Crown Castle, Inc., REIT, 3.8%, 2/15/2028	3,824,000	3,629,033
Crown Castle, Inc., REIT, 3.25%, 1/15/2051	146,000	100,513
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	6,129,000	5,281,894
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	6,129,000	5,041,543
SBA Communications Corp., 3.125%, 2/01/2029	4,025,000	3,501,508
T-Mobile USA, Inc., 2.55%, 2/15/2031	1,939,000	1,643,479
T-Mobile USA, Inc., 4.375%, 4/15/2040	635,000	569,100
Vodafone Group PLC, 5.625%, 2/10/2053	1,337,000	1,320,344
		$24,337,911
Tobacco – 1.1%
B.A.T. Capital Corp., 4.742%, 3/16/2032	$5,611,000	$5,212,495
B.A.T. International Finance PLC, 4.448%, 3/16/2028	4,936,000	4,691,697
Philip Morris International, Inc., 5.125%, 11/17/2027	2,140,000	2,189,881
Philip Morris International, Inc., 5.625%, 11/17/2029	922,000	963,366
Philip Morris International, Inc., 5.125%, 2/15/2030	3,757,000	3,805,205
		$16,862,644
Transportation - Services – 0.3%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$3,603,000	$4,258,447
U.S. Government Agencies and Equivalents – 0.8%
Small Business Administration, 4.93%, 1/01/2024	$546	$541
Small Business Administration, 4.34%, 3/01/2024	1,104	1,092
Small Business Administration, 4.99%, 9/01/2024	1,292	1,269
Small Business Administration, 4.86%, 1/01/2025	3,847	3,803
Small Business Administration, 4.625%, 2/01/2025	5,124	5,014
Small Business Administration, 5.11%, 4/01/2025	2,881	2,834
Small Business Administration, 4.43%, 5/01/2029	90,294	88,488
Small Business Administration, 3.21%, 9/01/2030	1,311,986	1,243,918
Small Business Administration, 3.25%, 11/01/2030	138,267	131,577
Small Business Administration, 2.85%, 9/01/2031	280,106	262,029
Small Business Administration, 2.37%, 8/01/2032	207,491	190,491
Small Business Administration, 2.13%, 1/01/2033	1,019,542	934,637
Small Business Administration, 2.21%, 2/01/2033	259,272	237,550
Small Business Administration, 2.22%, 3/01/2033	829,535	758,970
Small Business Administration, 2.08%, 4/01/2033	1,637,347	1,503,315
Small Business Administration, 2.45%, 6/01/2033	1,679,188	1,550,123
Small Business Administration, 3.15%, 7/01/2033	2,286,037	2,176,421
Small Business Administration, 3.16%, 8/01/2033	2,419,049	2,311,584
Small Business Administration, 3.62%, 9/01/2033	1,985,287	1,922,907
		$13,326,563
U.S. Treasury Obligations – 12.5%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$30,300,000	$20,870,309
U.S. Treasury Bonds, 1.75%, 8/15/2041	9,700,000	7,023,406
U.S. Treasury Bonds, 2.375%, 2/15/2042	9,900,000	7,960,992
U.S. Treasury Bonds, 4%, 11/15/2042	6,780,000	6,964,331
U.S. Treasury Bonds, 2.375%, 11/15/2049	14,700,000	11,355,176
U.S. Treasury Bonds, 1.625%, 11/15/2050	3,500,000	2,244,512

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.25%, 2/15/2052	$4,100,000	$3,057,383
U.S. Treasury Notes, 2.25%, 3/31/2024	65,800,000	64,280,945
U.S. Treasury Notes, 4.25%, 9/30/2024	70,000,000	69,920,703
		$193,677,757
Utilities - Electric Power – 1.5%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$2,985,000	$3,175,828
Calpine Corp., 3.75%, 3/01/2031 (n)	3,680,000	3,103,983
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	746,000	831,131
FirstEnergy Corp., 5.1%, 7/15/2047	2,074,000	1,839,480
FirstEnergy Corp., 3.4%, 3/01/2050	2,429,000	1,665,741
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	5,303,000	4,435,133
Pacific Gas & Electric Co., 3%, 6/15/2028	2,630,000	2,334,515
Pacific Gas & Electric Co., 3.3%, 8/01/2040	8,840,000	6,269,980
		$23,655,791
Total Bonds		$1,529,082,718
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 4.56% (v)	42,074,015	$42,082,430

Other Assets, Less Liabilities – (1.3)%		(20,247,300)
Net Assets – 100.0%		$1,550,917,848
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $42,082,430 and $1,529,082,718, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $456,527,506, representing 29.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, 0%, 12/25/2036	10/25/06	$6	$7
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

Portfolio of Investments (unaudited) – continued
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 3/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	300	$61,935,938	June – 2023	$632,652
U.S. Treasury Note 5 yr	Long	USD	625	68,442,383	June – 2023	1,344,609
U.S. Treasury Ultra Bond	Long	USD	742	104,714,750	June – 2023	3,803,161
						$5,780,422
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	228	$27,620,063	June – 2023	$(923,314)
At March 31, 2023, the fund had liquid securities with an aggregate value of $6,034,012 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$207,004,320	$—	$207,004,320
Non - U.S. Sovereign Debt	—	3,441,548	—	3,441,548
Municipal Bonds	—	33,897,732	—	33,897,732
U.S. Corporate Bonds	—	470,008,040	—	470,008,040
Residential Mortgage-Backed Securities	—	336,858,466	—	336,858,466
Commercial Mortgage-Backed Securities	—	115,692,347	—	115,692,347
Asset-Backed Securities (including CDOs)	—	162,704,326	—	162,704,326
Foreign Bonds	—	199,475,939	—	199,475,939
Mutual Funds	42,082,430	—	—	42,082,430
Total	$42,082,430	$1,529,082,718	$—	$1,571,165,148
Other Financial Instruments
Futures Contracts – Assets	$5,780,422	$—	$—	$5,780,422
Futures Contracts – Liabilities	(923,314)	—	—	(923,314)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$43,144,046	$103,725,915	$104,779,960	$(1,894)	$(5,677)	$42,082,430
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$318,169	$—